Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com




July  29,  2011
VIA  EDGAR

US  Securities  and  Exchange  Commission
100  F  Street,  NE
Washington,  DC  20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 156 (File Nos. 033-42484 and 811-06400) Filing Pursuant to Rule 485(a)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 156 ("PEA No. 156") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 156 is reflect material changes to the disclosure included in the registration statement for the Loomis Sayles Full Discretion Institutional Securitized Fund.

If you have any questions regarding PEA No. 156, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/  Beau  Yanoshik
-------------------
Beau  Yanoshik